INVENTORIES	12 Months Ended
Dec. 31, 2023
INVENTORIES
INVENTORIES

8 – INVENTORIES

The composition of inventories is detailed as follows:

Details	12.31.2023	12.31.2022
	ThCh$	ThCh$
Raw materials (1)	90,992,931	104,833,902
Finished goods	115,591,443	114,164,680
Spare parts and supplies	26,527,656	27,109,494
Work in progress	194,686	216,164
Other inventories	6,012,077	4,020,372
Obsolescence provision (2)	(6,265,633)	(4,457,956)
Total	233,053,160	245,886,656

The cost of inventory recognized as cost of sales amounts to CLP 1,346,516,486 thousand and CLP 1,388,536,599 thousand as of December 31, 2023 and 2022, respectively.

(1)	Approximately 80% is composed of concentrate and sweeteners used in the preparation of beverages, as well as caps and PET supplies used in the packaging of the product.
(2)	The obsolescence provision is related mainly with the obsolescence of spare parts classified as inventories and to a lesser extent to finished products and raw materials. The general standard is to provision all those multi-functional spare parts without utility in rotation in the last four years prior to the technical analysis technical to adjust the provision. In the case of raw materials and finished products, the obsolescence provision is determined according to maturity.